Supplemental Information on Natural Gas Mineral Operations (Unaudited)	12 Months Ended
Dec. 31, 2025
Oil and Gas Disclosure [Abstract]
Supplemental Information on Natural Gas Mineral Operations (Unaudited)

Note 17—Supplemental Information on Natural gas mineral Operations (Unaudited)

The Company’s natural gas mineral reserves are attributable solely to properties within the United States.

Capitalized natural gas mineral costs

Aggregate capitalized costs related to natural gas mineral production activities with applicable accumulated depreciation, depletion and amortization are as follows:

	As of December 31,
	2025	2024
	(in thousands)
Proved royalty interest	$327,342	$110,001
Unproved royalty interests	176,240	63,932
Accumulated amortization	(42,996)	(18,849)
Net royalty interests in oil and natural gas properties	$460,586	$155,084

Costs incurred in natural gas mineral activities

Costs incurred in natural gas mineral property acquisitions, exploration and development activities are as follows:

	December 31,
	2025	2024
	(in thousands)
Acquisition costs:
Proved properties	$205,108	$17,402
Unproved properties	124,542	12,990
Total	$329,650	$30,392

Results of operations from natural gas mineral producing activities

The following table sets forth the revenues and expenses related to the production and sale of natural gas mineral. It does not include any interest costs or general and administrative costs and, therefore, is not necessarily indicative of the contribution to the net operating results of the Company’s natural gas operations.

	For the Year Ended December 31,
	2025	2024
	(in thousands)
Royalty income	$50,075	$12,702
Depletion	(24,237)	(10,827)
Income tax (expense) benefit	2,640	1,587
Results of operations from natural gas	$28,478	$3,462

Natural gas mineral Reserves

Proved natural gas reserve estimates as of December 31, 2025 were prepared by Cawley, Gillespie & Associates, Inc., independent petroleum engineers. Proved natural gas reserve estimates as of December 31, 2024, were prepared by Schaper Energy Consultants, independent petroleum engineers. Proved reserves were estimated in accordance with guidelines established by the SEC, which require that reserve estimates be prepared under existing economic and operating conditions based upon the 12-month unweighted average of the first-day-of-the-month prices.

There are numerous uncertainties inherent in estimating quantities of proved natural gas mineral reserves. Natural gas mineral reserve engineering is a subjective process of estimating underground accumulations of natural gas mineral that cannot be precisely measured and the accuracy of any reserve estimate is a function of the quality of available data and of engineering and geological interpretation and judgment. Results of drilling, testing and production subsequent to the date of the estimate may justify revision of such estimate. Accordingly, reserve estimates are often different from the quantities of natural gas mineral that are ultimately recovered.

The changes in estimated proved reserves are as follows:

	Oil (MBbls)	Natural Gas (MMcf)	Natural Gas Liquids (MBbls)	Total (MMcfe)
Proved Developed and Undeveloped Reserves:
As of December 31, 2023	18	62,421	582	66,013
Purchase of reserves in place	12	12,023	416	14,588
Extensions and discoveries	11	5,655	43	5,975
Revisions of previous estimates	3	8,991	(89)	8,475
Production	(5)	(7,371)	(75)	(7,838)
As of December 31, 2024	39	81,719	877	87,213
Purchase of reserves in place	1,210	101,193	2,338	122,484
Extensions and discoveries	196	15,454	286	18,345
Revisions of previous estimates	34	(4,400)	167	(3,191)
Production	(88)	(16,586)	(210)	(18,378)
As of December 31, 2025	1,391	177,380	3,458	206,473
Proved Developed Reserves
December 31, 2024	23	65,252	701	69,594
December 31, 2025	1,356	173,231	3,373	201,609
Proved Undeveloped Reserves:
December 31, 2024	16	16,469	176	17,619
December 31, 2025	35	4,149	84	4,864

Revisions of previous estimates represent changes, either increases or decreases, to prior reserve estimates resulting from new information, which is typically obtained through development drilling and production performance, or from changes in economic factors, including commodity prices, operating expenses, and development costs.

For the year ended December 31, 2025, the Company recognized negative revisions of previous estimates of 3,191 Mmcfe, primarily attributable to changes in development timing. Total extensions of 18,345 Mmcfe during the year were primarily attributable to the drilling of 221 wells and the permitting of 95 wells. Purchases of reserves in place of 122,484 Mmcfe were primarily attributable to the PHX Merger and an additional acquisition in the Marcellus Shale.

During the year ended December 31, 2024, the Company’s positive revisions of previous estimates of 8,475 Mmcfe resulted primarily from a change in development timing. The company’s total extensions of 5,975 Mmcfe resulted primarily from the drilling of 183 wells. The purchase of reserves in place of 14,588 Mmcfe was due to an acquisition in the Marcellus Shale.

Standardized Measure of Discounted Cash Flows

The standardized measure of discounted future net cash flows are based on the unweighted average, first-day-of-the-month price. The projections should not be viewed as realistic estimates of future cash flows, nor should the “standardized measure” be interpreted as representing current value to the Company. Material revisions to estimates of proved reserves may occur in the future; development and production of the reserves may not occur in the periods assumed; actual prices realized are expected to vary significantly from those used; and actual costs may vary.

The following table sets forth the standardized measure of discounted future net cash flows attributable to the Company’s proved natural gas mineral reserves as of December 31, 2025 and 2024:

	December 31,
	2025	2024
	(in thousands)
Future cash inflows	$700,567	$171,733
Future production costs	(109,293)	(22,608)
Future development costs (capital costs)	(1,271)	—
Future income tax expense	(56,289)	(24,246)
Future net cash flows	533,714	124,879
10% discount to reflect timing of cash flows	(267,388)	(62,946)
Standardized measure of discounted cash flows	$266,326	$61,933

In the table below the average first-day-of–the-month price for oil, natural gas and natural gas liquids is presented, all utilized in the computation of future cash inflows:

	December 31,
	2025	2024
	Unweighted Arithmetic Average First-Day-of-the-Month Prices
Oil (per Bbl)	$65.34	$75.48
Natural gas (per Mcf)	$3.39	$2.13
Natural gas liquids (per Bbl)	$25.48	$29.44

Principal changes in the standardized measure of discounted future net cash flows attributable to the Company’s proved reserves are as follows:

	December 31,
	2025	2024
	(in thousands)
Standardized measure of discounted future net cash flows at the beginning of the period	$61,933	$50,663
Net changes in prices and production costs	44,893	(2,491)
Purchase of minerals in place	195,062	12,081
Extension and discoveries	34,223	4,951
Revisions of previous quantity estimates	(2,640)	7,017
Natural gas and oil produced during the period	(50,075)	(12,702)
Accretion of discount	7,215	5,684
Net changes in income taxes	(17,143)	(3,301)
Net changes in timing of production and other	(7,142)	31
Standardized measure of discounted future net cash flows at the end of the period	$266,326	$61,933